Derivative instruments - Summary of Derivative Instruments (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2021	Mar. 31, 2020
Financial assets at FVTOCI - cash flow hedges
Derivative instruments	₨ 2,691	₨ 8,718
Total	₨ 2,691	₨ 8,718